Note 13 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
	December 31, 2018	December 31, 2017

Fees related to Dr. Megaw:
Exploration and marketing services	$424	$379
Travel and expenses	75	98
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	72	92
Field exploration services	384	508
	$955	$1,077

Disclosure of subsidiaries [text block]
	Country of Incorporation	Principal	MAG's effective interest
Name	of Incorporation	Activity	2018(%)	2017(%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Exploration	100%	100%
Minera Pozo Seco S.A. de C.V.	Mexico	Exploration	100%	100%

Disclosure of information about key management personnel [text block]
	December 31, 2018	December 31, 2017
Salaries and other short term employee benefits	$1,567	$1,540
Share based payments (Note 8(b), (c ), and (d))	1,369	1,409
	$2,936	$2,949